UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 71.8%

Corporate — 1.7%
California Pollution Control Financing Authority, Refunding RB, Southern California Edison Co., Series B (NPFGC), 5.45%, 9/01/29	$4,700	$4,727,354
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	2,000	2,258,660

		6,986,014

County/City/Special District/School District — 22.3%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	5,755	6,498,719
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	5,041,655
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.50%, 8/01/29	1,000	1,128,330
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,051,000
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,920,334
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,113,890
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,673,115
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,926,232
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/32	5,640	5,949,862
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,558,261
Marysville Joint Unified School District California, GO, Election of 2008 (AGC), 5.25%, 8/01/29	1,690	1,861,721
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,961,340

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	$3,180	$3,570,250
7.00%, 3/01/34	5,000	5,622,400
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,479,000
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,000	2,019,560
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	4,075	4,717,465
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	3,315	3,608,245
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	1,025	1,124,568
6.50%, 8/01/39	2,000	2,204,520
San Mateo Joint Powers Financing Authority, Refunding RB, Capital Projects, Series A, 5.25%, 7/15/26	3,000	3,385,590
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,372,236
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,809,070
Westside Union School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,000	2,093,880

		91,691,243

Education — 3.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,780,975

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2010	1

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Education (concluded)
Peralta Community College District, GO, Refunding, 5.25%, 8/01/30	$1,125	$1,232,393
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,040	9,481,694
University of California, RB, Series O, 5.75%, 5/15/34	2,200	2,547,116

		16,042,178

Health — 8.4%
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System-West, 5.75%, 9/01/39	4,500	4,718,925
Sutter Health, 6.25%, 8/15/35	2,080	2,103,088
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,503,050
Catholic Healthcare West, Series E, 5.63%, 7/01/25	3,000	3,303,300
Providence Health & Services, Series C, 6.50%, 10/01/33	3,720	4,343,360
Stanford Hospital, Series A-1, 5.15%, 11/15/40	500	513,545
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,629,638
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series A (BHAC), 5.50%, 7/01/30	1,100	1,180,058
Kaiser, Series C, 5.25%, 8/01/31	1,330	1,359,765
Senior Living, Southern California, 6.25%, 11/15/19	500	566,240
Senior Living, Southern California, 6.63%, 11/15/24	650	716,014
Senior Living, Southern California, 7.00%, 11/15/29	500	553,175
Senior Living, Southern California, 7.25%, 11/15/41	1,750	1,944,653
City of Corona California, COP, Refunding, Corona Community, 8.00%, 3/01/11 (a)	2,230	2,316,457
San Mateo Joint Powers Financing Authority, Refunding RB, Youth Services Campus, Series A, 5.00%, 7/15/36	2,800	2,863,840

		34,615,108

State — 8.0%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,131,900
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,641,383
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,475	1,632,279
State of California, GO, Various Purpose:
6.00%, 3/01/33	5,000	5,699,050

Municipal Bonds	Par (000)	Value

California (continued)

State (concluded)
State of California, GO, Various Purpose (concluded):
6.50%, 4/01/33	$9,800	$11,486,972

		32,591,584

Transportation — 5.1%
County of Orange California, RB, Series B, 5.75%, 7/01/34	2,500	2,768,625
County of Sacramento California, RB:
Senior, 5.00%, 7/01/40	2,335	2,398,769
Senior Series B, 5.75%, 7/01/39	1,350	1,488,361
Subordinated and Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	3,000	3,288,600
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (b)	3,500	4,262,825
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	4,825	5,438,933
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,800

		20,898,913

Utilities — 22.4%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,500	1,608,360
California Pollution Control Financing Authority, RB, American Water Capital Corp. Project, 5.25%, 8/01/40 (c)	2,000	2,032,380
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	7,227,607
City of Los Angeles California, Refunding RB, Series A:
5.38%, 6/01/39	5,000	5,495,300
(NPFGC), 5.00%, 6/01/32	4,000	4,176,520
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	5,065	5,891,405
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,020	2,189,700
Sacramento Municipal Utility District, RB, Series N (NPFGC), 5.00%, 8/15/28	5,025	5,084,295
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,515,400
Senior Series A, 5.25%, 5/15/34	6,500	7,086,950
Senior Series A, 5.25%, 5/15/39	7,250	7,876,908
Series B, 5.75%, 8/01/35	5,000	5,674,700
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,455,421
Southern California Public Power Authority, RB, Canyon Power, Series A, 5.25%, 7/01/28	4,780	5,473,674
Southern California Public Power Authority, Refunding RB, Series A:
5.00%, 7/01/35	2,000	2,147,700
5.00%, 7/01/40	10,000	10,663,400

2	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	$7,395	$8,391,402

		91,991,122

Total Municipal Bonds in California		294,816,162

Puerto Rico — 2.5%

County/City/Special District/School District — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,672,550

State — 1.1%
Commonwealth of Puerto Rico, GO, Refunding, Public improvement, Series B, 6.50%, 7/01/37	4,000	4,506,040

Total Municipal Bonds in Puerto Rico		10,178,590

Total Municipal Bonds – 74.3%		304,994,752

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 30.5%

Corporate — 1.4%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,632,945

County/City/Special District/School District — 13.6%
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	7,000	7,291,970
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	13,368,516
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,905,807
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	22,000	22,924,880
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	4,199	4,447,247

		55,938,420

Education — 1.4%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,844,161

State — 2.5%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	10,478,200

Transportation — 1.9%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	7,310	7,641,216

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California (concluded)

Utilities — 9.7%
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	$7,000	$7,355,460
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	7,880	8,277,546
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,207,300
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	5,064,878
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,988,780

		39,893,964

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 30.5%		125,428,906

Total Long-Term Investments (Cost – $401,937,538) – 104.8%		430,423,658

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.04% (e)(f)	37,840,048	37,840,048

Total Short-Term Securities (Cost – $37,840,048) – 9.2%		37,840,048

Total Investments (Cost – $439,777,586*) – 114.0%		468,263,706
Other Assets Less Liabilities – 0.9%		3,745,730
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (14.9)%		(61,260,630)

Net Assets – 100.0%		$410,748,806

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$379,453,976

Gross unrealized appreciation	$28,526,382
Gross unrealized depreciation	(930,175)

Net unrealized appreciation	$27,596,207

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2010	3

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at August 31, 2010	Income

BIF California Municipal Money Fund	8,876,733	28,963,315	37,840,048	$1,407

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$430,423,658	—	$430,423,658
Short-Term Securities	$37,840,048	—	—	37,840,048

Total	$37,840,048	$430,423,658		$468,263,706

1 See above Schedule of Investments for values in each sector.

4	BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: October 25, 2010